BMW Vehicle Lease Trust 2024-2

Collection Period Ending:	10/31/24
Previous Payment Date:	10/7/24
Current Payment Date:	11/25/24
Accrued Interest Days (30/360):  48
Accrued Interest Days (act/360):  49

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,468,860,401.91	$1,468,860,401.91	$1,418,081,684.60
Aggregate Discounted ALG Residual Value	$756,051,186.48	$756,051,186.48	$761,516,511.53
Reserve Fund	$3,672,151.00	$3,672,151.00	$3,672,151.00

Notes
Class A-1 Notes	$195,200,000.00	$195,200,000.00	$125,369,766.80
Class A-2a Notes	$231,200,000.00	$231,200,000.00	$231,200,000.00
Class A-2b Notes	$231,200,000.00	$231,200,000.00	$231,200,000.00
Class A-3 Notes	$462,400,000.00	$462,400,000.00	$462,400,000.00
Class A-4 Notes	$130,000,000.00	$130,000,000.00	$130,000,000.00
	$1,250,000,000.00	$1,250,000,000.00	$1,180,169,766.80

Overcollateralization	$218,860,401.91		$237,911,917.80

Current Collection Period

Beginning Securitization Value	$1,468,860,401.91
Principal Reduction Amount	50,778,717.31
Ending Securitization Value	$1,418,081,684.60

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$1,250,000,000.00
Aggregate Securitization Value (End of Period)	$1,418,081,684.60
First Priority Principal Distribution Amount	-

Target Note Balance	$1,162,499,974.67
Target Overcollateralization Amount	$255,581,709.93
Target Overcollateralization Percentage	17.40%

Determination of Available Funds
Collections
Monthly Payments (net of Daily Advance Reimbursements)*	$61,368,150.65
Reallocation Payment	623,500.31
Sale Proceeds	517,500.25
Termination Proceeds	15,998,250.20
Recovery Proceeds	27,560.20
Total Collections	$78,534,961.61

Advances
Monthly Payment Advance	$1,350,344.40
Sales Proceeds Advance	-
Total Advances	$1,350,344.40
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$79,885,306.01

Collection Account

Total Available Funds	$79,885,306.01
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	1,757.54
Servicing Fees	2,434,129.16
Note Distribution Account (Interest Due)	7,619,186.11
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	69,830,233.20
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (subject to annual cap)	-
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (not subject to annual cap)	-
Certificate Distribution Account (any remaining payments)	-
Total Distributions from SUBI Collection Account	$79,885,306.01

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	-
Current Period Monthly Payment Advance	1,350,344.40
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	1,757.54
Ending Period Unreimbursed Previous Servicer Advances	$1,348,586.86

Note Distribution Account

Amount Deposited from the Collection Account	$77,449,419.31
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$77,449,419.31

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	-

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	-

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	-
Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	-

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$1,250,000,000.00

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	$69,830,233.20	$69,830,233.20	$125,369,766.80	358	0.64
Class A-2a Notes	-	-	-	$231,200,000.00	-	1.00
Class A-2b Notes	-	-	-	$231,200,000.00	-	1.00
Class A-3 Notes	-	-	-	$462,400,000.00	-	1.00
Class A-4 Notes	-	-	-	$130,000,000.00	-	1.00
	-	$69,830,233.20	$69,830,233.20	$1,180,169,766.80

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000

Class A-1 Notes		4.68100%	$1,243,689.69	6.37
Class A-2a Notes		4.29000%	$1,322,464.00	5.72
Class A-2b Notes		5.54894%	$1,746,189.76	7.55
Class A-3 Notes		4.18000%	$2,577,109.33	5.57
Class A-4 Notes		4.21000%	$729,733.33	5.61
			$7,619,186.11

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$3,672,151.00
Beginning Period Amount	3,672,151.00
Current Period Deposit	-
Net Investment Earnings	11,879.32
Reserve Fund Draw Amount	-
Release to Certificateholder	11,879.32
Ending Period Required Amount	3,672,151.00
Ending Period Amount	$3,672,151.00

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	26,514		26,215
Weighted Average Remaining Term	28.00		25.77
Weighted Average Original Term	36.00		35.90
Weighted Average Seasoning	8.00		10.13

	Units	Securitization Value
Early Terminations	210		$10,267,491.45
Scheduled Terminations	21		$677,939.91

Residual Value Losses for the Current Period	Beginning	Current Period		Cumulative
Sales and Termination Proceeds	-		$12,192,587.99	$12,192,587.99
ALG Residual Values	0.00		7,931,174.95	7,931,174.95
Residual Value Loss / (Gain)			$(4,261,413.04)	$(4,261,413.04)

Cumulative Residual Value Loss / (Gain) as of the end of the prior period				-
Cumulative Residual Value Loss / (Gain) as of the end of the 2nd preceding period				-
Cumulative Residual Value Loss / (Gain) as of the end of the 3rd preceding period				-

Delinquencies as of the end of the current period	Units	Securitization Value		Percentage
31-60 Days Delinquent	38		2,370,624.04	0.17%
61-90 Days Delinquent	8		526,521.66	0.04%
91-120 Days Delinquent	0		0.00	0.00%
121 - 150 Days Delinquent	0		0.00	0.00%
151 Days or More Delinquent	0		0.00	0.00%

Total 30+ Days Past Due as of the end of the current period	46		$2,897,145.70	0.20%
Total 60+ Days Past Due as of the end of the current period	8		$526,521.66	0.04%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period				0.00%
Total 30+ Days Past Due as of the end of the 2nd preceding period				0.00%
Total 30+ Days Past Due as of the end of the 3rd preceding period				0.00%

Credit Losses as of the end of the current period	Units		Dollar Amount
Gross Credit Losses	1		942.88
Recoveries	1		992.20

Net Credit Losses			-49.32
Cumulative Net Credit Losses	1	-$	49.32
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **			(0.00%)
Charge Off Rate ***			0.00%

Average of Net Credit Losses ****		-$	49.32

Credit Risk Retention

The fair values of the Notes and the Certificates as of the Closing Date are summarized below. The totals in the table may not sum due to rounding:

	Fair Value	Fair Value
	(in millions)	(as a percentage of the aggregate fair value of the Notes and Certificates)

Class A-1 Notes	$195.2	12.5%
Class A-2a Notes	$231.2	14.8%
Class A-2b Notes	$231.2	14.8%
Class A-3 Notes	$462.4	29.6%
Class A-4 Notes	$130.0	8.3%
Certificates	$311.6	20.0%
Total	$1,561.6	100.0%

The Sponsor is required to retain an economic interest in the credit risk of the securitized assets with a fair value of at least 5% of the aggregate fair value of the Notes and the Certificates as of the Closing Date, or $78,077,678.69, in accordance with the terms of Regulation RR. As of the Closing Date, the fair value of the Certificates being retained in satisfaction of such requirement represents approximately 20.0% of the aggregate initial principal amount of the Notes.

Historical Loss Information
Credit Losses as of the end of the prior period	Units	Dollar Amount
Gross Credit Losses	0	-
Recoveries	0	-
Net Credit Losses		-
Cumulative Net Credit Losses	0	$0.00
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.00%
Charge Off Rate ***		0.00%
Average of Net Credit Losses ****		-

Credit Losses as of the end of the 2nd preceding period	Units	Dollar Amount
Gross Credit Losses	0	-
Recoveries	0	-
Net Credit Losses		-
Cumulative Net Credit Losses	0	$0.00
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.00%
Charge Off Rate ***		0.00%
Average of Net Credit Losses ****		-

Credit Losses as of the end of the 3rd preceding period	Units	Dollar Amount
Gross Credit Losses	0	-
Recoveries	0	-
Net Credit Losses		-
Cumulative Net Credit Losses	0	$0.00
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.00%
Charge Off Rate ***		0.00%
Average of Net Credit Losses ****		-

* Includes Pull Ahead amounts
** Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value is calculated by dividing the Cumulative Net Credit Losses by the Avg Aggregate Sec Value for the period.
Avg Aggregate Sec Value for a period is equal to the average of the Beginning Securitization Value and the Ending Securitization Value for such period.
*** Charge Off Rate is calculated by dividing Cumulative Net Credit Losses by Initial Aggregate Securitization Value as of the Cut-off date.
**** Average of Net Credit Losses is calculated by dividing Cumulative Net Credit Losses by the aggregate number of Leases that have experienced a net credit loss.